Income Taxes - Additional Information (Detail) - INR (₨) ₨ in Millions		12 Months Ended
	Apr. 01, 2020	Mar. 31, 2018	Mar. 31, 2017
Disclosure of income taxes [line items]
Impact of change in statutory tax rates, deferred tax assets		₨ 4,648.4
Unrecognized deferred tax liability on undistributed profits of certain subsidiaries		₨ 745,891.7	₨ 409,655.3
United States of America [Member]
Disclosure of income taxes [line items]
Tax rate		21.00%	35.00%
Scenario, Plan [Member] | United Kingdom [Member]
Disclosure of income taxes [line items]
Tax rate	17.00%
Indefinitely [Member]
Disclosure of income taxes [line items]
Unrecognized deferred tax assets		₨ 39,382.1
Specified period [Member]
Disclosure of income taxes [line items]
Unrecognized deferred tax assets		₨ 69,114.1